Other income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Income expenses [Abstract]
Summary of other income

(in €‘000)	2022	2021	2020
Government grants	213	2,037	2,302
Income from sale of CO2 tickets	9,527	5,403	2,396
Net gain/(loss) on disposal of property, plant and equipment	(12,528)	(210)	7
Sublease rental income	200	200	—
Fair value gains/(losses) on derivatives (purchase options)	3,856	2,900	—
Fair value gains/(losses) on pref. shares derivatives and net gain/(loss) on sale of pref. shares derivatives	(69)	—	—
Other items	2,525	523	724
Total	3,724	10,853	5,429